Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 9		¥ 10
Allowance by impairment methodology, Evaluated collectively	652		838
Total allowance for loan losses	661	806	848	842	958	939
Loans by impairment methodology, Evaluated individually	561,958		427,239
Loans by impairment methodology, Evaluated collectively	515,703		602,477
Total loans	1,077,661		1,029,716
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	2		3
Allowance by impairment methodology, Evaluated collectively	537		675
Total allowance for loan losses	539	678	678	697	787	789
Loans by impairment methodology, Evaluated individually	63		4,374
Loans by impairment methodology, Evaluated collectively	287,373		270,592
Total loans	287,436		274,966
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	52		87
Total allowance for loan losses	52	58	87	19	21	26
Loans by impairment methodology, Evaluated individually	153,228		103,345
Loans by impairment methodology, Evaluated collectively	218,426		318,464
Total loans	371,654		421,809
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for loan losses
Loans by impairment methodology, Evaluated individually	30,941		42,885
Loans by impairment methodology, Evaluated collectively
Total loans	30,941		42,885
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7		7
Allowance by impairment methodology, Evaluated collectively	62		75
Total allowance for loan losses	69	69	82	125	121	95
Loans by impairment methodology, Evaluated individually	377,567		275,753
Loans by impairment methodology, Evaluated collectively	6,926		8,506
Total loans	384,493		284,259
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	1		1
Total allowance for loan losses	1	1	1	1	29	29
Loans by impairment methodology, Evaluated individually	159		882
Loans by impairment methodology, Evaluated collectively	2,978		4,915
Total loans	¥ 3,137		¥ 5,797